Leases (Tables)	12 Months Ended
Feb. 28, 2023
Leases [Abstract]
Schedule of Weighted-average Remaining Lease Terms and Discount Rates	Weighted-average remaining lease terms and discount rates are as follows:

	As of February 28,
	2022	2023
Weighted average remaining lease term (years)	4.3	1.71
Weighted average discount rate	5.7%	5.4%

Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2024	4,386	633
2025	1,211	175
2026	88	13
Thereafter	-	-
Total minimum lease payments	5,685	821
Less: amount representing interest	(1,959)	(284)
Present value of minimum lease payments	3,726	537